Convertible loan notes	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Convertible loan notes
21. Convertible loan notes

	December 31,
	2022	2021
	£’000s	£’000s
Novartis Loan Note	4,449	3,771
Loan Notes – private placement	6,636	10,613

Total	11,085	14,384

Current	11,085	—
Non-current	—	14,384
Novartis Loan Note
On February 10, 2020, the Company entered into a convertible equity financing with Novartis Pharma (AG) (“Novartis”) under which Novartis purchased a £3.8 million convertible loan note (the “Novartis Loan Note”).
The Novartis Loan Note is convertible at the discretion of the holder, at a fixed price of £0.265 per ordinary share and bears an interest rate of 6% per annum with a maturity date of February
 10,
2023. In connection with the Novartis Loan Note, the Company issued 1,449,614 warrants which are exercisable until February 2025 at an exercise price of £0.265.

Refer to Note 28 for additional information.
Loan Notes – private placement
The initial issuance of Loan Notes in an aggregate principal amount of £40.5 million were issued on June 3, 2020 and formed part of the private placement transaction (
see
Note 19) were classified as a financial liability on initial recognition.
Non-closely
related embedded derivatives relating to the conversion feature, term-extension and change of control features were bifurcated and accounted for at FVTPL, with the debt host contract being measured at amortized cost.
The fair value of the embedded derivative liability was £11.9 million on initial recognition and the fair value of the liability component was £24.4 million (net of transaction costs). In 2020, between initial recognition and the passing of the Resolutions (
see
Note 19), changes in the fair value of the embedded derivative totaling £63.2 million were recognized as an expense in the consolidated statement of comprehensive

(loss)/i
n
come.
The Loan Notes were not convertible until certain Resolutions were passed at the Company’s general meeting on June 30, 2020, following which Loan Notes in an aggregate principal amount of £21.7 million (together with accrued interest) were automatically converted into 125,061,475 ordinary shares. Accordingly, a reduction in interest bearing loans of £13.3 million together with the derecognition of the embedded derivative relating to the conversion feature of £41.6 million was recognized; no gain or loss was recognized on conversion. The remaining portion of the embedded derivative relating to the conversion feature attributable to the Loan Notes outstanding of £33.5 million was reclassified to equity to reflect the effective change in the terms of the feature following the passing of the Resolutions.
The movements in the carrying value of the liability component of the Loan Notes is included in the table below. Refer to Note 22 for details of Loan Notes converted to equity.

	December 31,
	2022	2021
	£’000s	£’000s

January 1	10,613	12,946
Issued	—	—
Interest charge	1,981	2,974
Converted to equity	(5,958)	(5,307)

December 31	6,636	10,613